Long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Long-term borrowings
Schedule of long-term borrowings
	December 31,
	2011	2012	2012
	RMB	RMB	US$

Unsecured government loan with free interest	—	2,000	321
Total long-term borrowings	—	2,000	321